Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of Components of Lease Expenses

(a) The components of lease expenses were as follows:

Year ended
December 31, 2019
US$
Lease cost:
Amortization of right-of-use assets	1,529,913
Interest of lease liabilities	106,324
Expenses for short-term lease within 12 months	187,741
Total lease cost	1,823,978

Summary of Supplemental Cash Flow Information

(b) Supplemental cash flow information related to leases was as follows:

Year ended
December 31, 2019
US$
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	1,494,644
Right-of-use assets obtained in exchange for lease obligations:
Operating lease liabilities	680,773

Schedule of Supplemental Balance Sheet Information Related to Leases

(c) Supplemental balance sheet information related to leases was as follows:

December 31,
2019
US$
Operating Leases
Operating lease right-of-use assets	1,203,961
Operating lease liability, current	(1,052,046)
Operating lease liabilities, non-current	(69,347)
Total operating lease liabilities	(1,121,393)

Schedule of Weighted Average Operating Leases
December 31,
2019
Weighted-average remaining lease term
Operating leases	1.01 years
Weighted-average discount rate
Operating leases	6.2%

Schedule of Maturities of Lease Liabilities

(d) Maturities of lease liabilities were as follows:

December 31,
2019
US$
2020	1,079,860
2021	70,080
Total undiscounted lease payments	1,149,939
Less: imputed interest	(28,546)
Total lease liabilities	1,121,393

Schedule of Future Minimum Rental Payments for Operating Leases	(e) Future minimum lease payments for the Company’s operating leases were as follows:
December 31,
2018
US$
2019	1,698,358
2020	1,245,774
2021	70,080
2022 and thereafter	-
3,014,212